Accumulated Costs with Respect to Projects in Excess of Progress Payments (Progress Payments in Excess of Accumulated Costs with Respect to Projects) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accumulated Costs with Respect to Projects in Excess of Progress Payments [Abstract]
Accumulated costs	$ 547	$ 548
Advanced payments from customers	(853)	(397)
Accumulated costs with respect to projects in excess of progress payments (progress payments in excess of accumulated costs with respect to projects)	$ (306)	$ 151